Supplemental Geographical Information Based on Location of Company and Its Subsidiaries (Parenthetical) (Detail) (Geographical segment reconciling items, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Geographical segment reconciling items
Segment Reporting Disclosure [Line Items]
Unallocated corporate assets consist primarily of cash and cash equivalents and marketable securities	¥ 399,732	¥ 453,116	¥ 338,135